Note 10 - Investments (Details Textual) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2015
Long-term Investments, Total	$ 5,000	$ 5,000	$ 5,000	$ 5,000